Condensed Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Treasury Stock	Treasury Stock - Additional Paid-in Capital	Additional Paid-in Capital	Retained Earnings	Non-Controlling Interest
BALANCE, value at Dec. 31, 2011	$ 479,542	$ 482	$ (20)	$ (29,288)	$ 341,154	$ 165,734	$ 1,480
BALANCE, shares at Dec. 31, 2011		48,196,870	(1,967,639)
Net income	10,056					8,715	1,341
Dividends declared and paid ($0.02 per share)	(928)					(928)
Share-based compensation, value	2,102	4			2,098
Share-based compensation, shares		356,168
BALANCE, value at Jun. 30, 2012	490,772	486	(20)	(29,288)	343,252	173,521	2,821
BALANCE, shares at Jun. 30, 2012		48,553,038	(1,967,639)
BALANCE, value at Dec. 31, 2012	504,518	486	(20)	(29,307)	345,556	183,951	3,852
BALANCE, shares at Dec. 31, 2012		48,553,038	(1,971,639)
Net income	12,728					12,726	2
Dividends declared and paid ($0.02 per share)	(939)					(939)
Share-based compensation, value	1,932	6			1,926
Share-based compensation, shares		660,621
Sale of subsidiary	(3,528)						(3,528)
BALANCE, value at Jun. 30, 2013	$ 514,711	$ 492	$ (20)	$ (29,307)	$ 347,482	$ 195,738	$ 326
BALANCE, shares at Jun. 30, 2013		49,213,659	(1,971,639)